LONG-TERM PREPAYMENTS AND DEPOSITS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
LONG-TERM PREPAYMENTS AND DEPOSITS
Prepayments for acquisition of fixed assets	$ 1,082,391	$ 722,036
Other deposits	14,946,452	14,345,274
Other long-term prepayments	2,790,640	2,469,295
Long-term prepayments and deposits	$ 18,819,483	$ 17,536,605